Income Taxes - Schedule of Current and Deferred Portions of Income Tax Benefits (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current provision:
Federal			$ 0	$ 0
State			22	15
Foreign			75	37
Total current provision			97	52
Deferred provision:
Federal			0	0
State			0	0
Foreign			0	26
Total deferred provision			0	26
Provision for income taxes	$ 212	$ 14	$ 97	$ 78